Segment reporting (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting (Details Text) [Abstract]
Revenue arising, customers located abroad	1.00%	2.50%	2.80%